SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [Abstract]
Disclosure of detailed information for segments information [Table Text Block]
Year ended December 31, 2024	Florida Canyon mine[1]	DeLamar	Nevada North and other development projects	Corporate and other	Total
Revenues	$30,350	$-	$-	$-	$30,350
Production costs	(23,117)	-	-	-	(23,117)
Depreciation, depletion and amortization	(1,859)	-	-	-	(1,859)
Total cost of sales	(24,976)	-	-	-	(24,976)
Gross profit	5,374	-	-	-	5,374
Exploration and evaluation expenses	-	(10,945)	(3,205)	-	(14,150)
General and administrative expenses	-	-	-	(4,466)	(4,466)
Depreciation	-	(636)	(163)	(99)	(898)
Share-based compensation	-	-	-	(1,543)	(1,543)
Income (loss) from operations	$5,374	$(11,581)	$(3,368)	$(6,108)	$(15,683)
Capital expenditures and capitalized land related payments	$2,301	$705	$324	$-	$3,330

December 31, 2024
Mineral properties, plant and equipment	$44,562	$1,563	$334	$382	$46,841
Exploration and evaluation assets	$-	$30,651	$27,627	$-	$58,278
Total assets	$145,433	$35,972	$28,622	$27,057	$237,084

1. Results for Florida Canyon mine are for Integra’s ownership period from November 8, 2024 to December 31, 2024.

Year ended December 31, 2023	DeLamar	Nevada North and other development project	Corporate and other	Total
Revenues	$-	$-	$-	$-
Production costs	-	-	-	-
Depreciation, depletion and amortization	-	-	-	-
Total cost of sales	-	-	-	-
Gross profit	-	-	-	-
Exploration and evaluation expenses	-	(20,191)	(1,818)	(22,009)
General and administrative expenses	-	(1)	(4,277)	(4,278)
Depreciation	(755)	(158)	(133)	(1,046)
Share-based compensation	-	-	(1,098)	(1,098)
Loss from operations	$(755)	$(20,350)	$(7,326)	$(28,431)
Capitalized land related payments	$600	$2,824	$-	$3,424

December 31, 2023
Plant and equipment	$2,017	$497	$510	$3,024
Exploration and evaluation assets	$41,041	$27,361	$-	$68,402
Total assets	$44,413	$28,386	$9,589	$82,388